As Filed with the United States Securities and Exchange Commission on August 26, 2020.
1933 Act Registration No. 333-36074
1940 Act Registration No. 811-09913

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 138	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 139	☒

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
Jeffrey H. Kupor, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and Address of Agent for Service)

Copy to:
Joseph C. Benedetti, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
X	immediately upon filing pursuant to paragraph (b)
__	on (date) pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)
__	on (date) pursuant to paragraph (a)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
__	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, Texas, on the 26th day of August, 2020.
AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
By:	/s/ Sheri Morris
Sheri Morris
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Sheri Morris	President & Treasurer (Principal Executive Officer)	August 26, 2020
(Sheri Morris)
/s/ David C. Arch*	Trustee	August 26, 2020
(David C. Arch)
/s/ Beth Ann Brown***	Trustee	August 26, 2020
(Beth Ann Brown)
/s/ Bruce L. Crockett*	Chair and Trustee	August 26, 2020
(Bruce L. Crockett)
/s/ Jack M. Fields*	Trustee	August 26, 2020
(Jack M. Fields)
/s/ Martin L. Flanagan*	Vice Chair and Trustee	August 26, 2020
(Martin L. Flanagan)
/s/ Cynthia Hostetler*	Trustee	August 26, 2020
(Cynthia Hostetler)
/s/ Eli Jones*	Trustee	August 26, 2020
(Eli Jones)
/s/ Elizabeth Krentzman***	Trustee	August 26, 2020
(Elizabeth Krentzman)
/s/ Anthony J. LaCava, Jr.**	Trustee	August 26, 2020
(Anthony J. LaCava, Jr.)
/s/ Prema Mathai-Davis*	Trustee	August 26, 2020
(Prema Mathai-Davis)
/s/ Joel W. Motley***	Trustee	August 26, 2020
(Joel W. Motley)
/s/ Teresa M. Ressel*	Trustee	August 26, 2020
(Teresa M. Ressel)
/s/ Ann Barnett Stern*	Trustee	August 26, 2020
(Ann Barnett Stern)
/s/ Robert C. Troccoli*	Trustee	August 26, 2020

SIGNATURE	TITLE	DATE
(Robert C. Troccoli)
/s/ Daniel S. Vandivort***	Trustee	August 26, 2020
(Daniel S. Vandivort)
/s/ James D. Vaughn***	Trustee	August 26, 2020
(James D. Vaughn)
/s/ Christopher L. Wilson*	Trustee	August 26, 2020
(Christopher L. Wilson)
/s/ Kelli Gallegos	Vice President &	August 26, 2020
Kelli Gallegos	Assistant Treasurer (Principal Financial Officer)
/s/ Sheri Morris		August 26, 2020
Sheri Morris
Attorney-In-Fact
*Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.
**Sheri Morris, pursuant to power of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.
***Sheri Morris, pursuant to powers of attorney dated June 10, 2019, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.